Fair Value Measurements (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Quote Prices in Active Market for Identical Assets (Level 1) [Member] CNY	Dec. 31, 2013 Quote Prices in Active Market for Identical Assets (Level 1) [Member] CNY	Dec. 31, 2014 Significant Other Observable Inputs (Level 2) [Member] CNY	Dec. 31, 2013 Significant Other Observable Inputs (Level 2) [Member] CNY	Dec. 31, 2014 Significant Unobservable Inputs (Level 3) [Member] CNY	Dec. 31, 2013 Significant Unobservable Inputs (Level 3) [Member] CNY
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents			648,473		648,473		0		0
Term deposits and short term investments		40,000	556,672	0	0	40,000	556,672	0	0
Restricted cash			10,000		10,000		0		0
Available-for-sale investment	$ 12,425	77,093	0	0		0		77,093